Description of the business and summary of significant accounting policies - Employee benefits (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 06, 2014	Apr. 30, 2018 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 MXN ($) $ / shares
Share-based payments
Termination benefits provision				$ 0		$ 0		$ 0
Number of days' wages for each year of service provided as seniority premium benefits			12 days	12 days
Minimum years of service to receive seniority premium benefits			15 years	15 years
Salaries and benefits			$ 191,071	$ 3,600,762		3,125,393		2,823,647
Quarterly incentive bonuses
Share-based payments
Salaries and benefits				62,825		67,680		48,384
Short-term benefit plan for certain key personnel
Share-based payments
Salaries and benefits				80,634		50,000		0
Restricted Stock Units
Share-based payments
Salaries and benefits				49,659		19,980		13,508
SARs - cash settled
Share-based payments
Salaries and benefits				$ 2,964
Salaries and benefits						$ (186)		$ (8,999)
Vesting period	3 years		3 years	3 years		3 years		3 years
MIP I
Share-based payments
Exercise price | $ / shares			$ 5.31		$ 5.31		$ 5.31
MIP II
Share-based payments
Salaries and benefits				$ 37,760
Salaries and benefits						$ (5,052)		$ (16,499)
Vesting period			5 years	5 years
BODIP
Share-based payments
Vesting period		4 years
Exercise price | $ / shares		$ 16.12		$ 16.80		$ 16.12		$ 26.29
Employee profit sharing
Share-based payments
Salaries and benefits				$ 22,134		$ 14,106		$ 8,342